MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes suppliers which contributed to greater than 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2012	2013
	$	$
Company I	28,328,982	19,104,520
Company II	39,536,806	31,925,428
Company III	36,887,990	21,536,126
Company IV	15,518,098	10,655,422